Trading Property (Details 2) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Trading Property [Abstract]
Non-refundable down payment	€ 200,000
Execution of Sale Agreement (following fulfillment of the conditions precedent)	20,000,000
Issuance of Building Permit for Phase 1 (the construction of the shopping mall, offices/residential, Hotel& Casino, Supermarket and parking).	22,000,000
Finalization and inauguration of Phase 1	€ 17,800,000